Business Acquisitions (Details 9) - Historical Drone Aviation Holding Corp [Member]	1 Months Ended
Nov. 27, 2019 USD ($)
Working capital	$ 2,399,800
Other assets	220,672
Intangible assets and goodwill:
Total intangible assets and goodwill	25,637,019
Total Consideration	28,257,491
Intellectual property [Member]
Intangible assets and goodwill:
Total intangible assets and goodwill	3,729,537
Trade names [Member]
Intangible assets and goodwill:
Total intangible assets and goodwill	1,233,204
Customer relationships [Member]
Intangible assets and goodwill:
Total intangible assets and goodwill	1,630,792
Noncompete [Member]
Intangible assets and goodwill:
Total intangible assets and goodwill	937,249
Goodwill estimate [Member]
Intangible assets and goodwill:
Total intangible assets and goodwill	$ 18,106,237